Income tax and deferred taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current tax liabilities, current	$ 47,412	$ 75,402
First Category income tax [Member]
Current tax liabilities, current	25,163	45,479
Foreign company income tax [Member]
Current tax liabilities, current	21,097	28,996
Article 21 single tax [Member]
Current tax liabilities, current	$ 1,152	$ 927